Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2020
Contract Amounts of Foreign Exchange Contracts
Contract amounts of foreign exchange contracts at December 31, 2020 and 2019 are set forth below:

	December 31
	2020	2019
	(Millions of yen)
To sell foreign currencies	137,721	180,242
To buy foreign currencies	27,220	32,618

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2020	2019
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	426	34
Liabilities:
Foreign exchange contracts	Other current liabilities	416	828

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2020	2019
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	107	317
Liabilities:
Foreign exchange contracts	Other current liabilities	809	1,745

Cash Flow Hedging | Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income
Derivatives in cash flow hedging relationships

	Year ended December 31
	Gain (loss) recognized in OCI	Gain (loss) reclassified from accumulated OCI into income
	Amount	Location	Amount
	(Millions of yen)
2020:
Foreign exchange contracts	(1,731)	Net sales	(3,034)
2019:
Foreign exchange contracts	(2,180)	Net sales	(661)

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2018:
Foreign exchange contracts	(586)	Other, net	(1,341)	Other, net	(682)

Cash Flow Hedging | Not Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income
Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2020	2019	2018
		(Millions of yen)
Foreign exchange contracts	Other, net	104	805	5,284